Revenue From Contracts With Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Revenue from Contracts with Customers [Abstract]
Accrued income	$ 2,164,205	$ 1,272,390
Deferred Revenue	3,150,431	2,306,502
Contract liability balance	$ 2,306,502	$ 1,388,640